Calvert
Green Bond Fund
December 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.9%

Security	Principal Amount (000's omitted)	Value
Helios Issuer, LLC:
Series 2017-1A, Class A, 4.94%, 9/20/49(1)	$2,535	$ 2,655,488
Series 2017-1A, Class C, 8.00%, 9/20/49(1)	5,443	5,411,225
Series 2020-AA, Class A, 2.98%, 6/20/47(1)	5,888	6,149,808
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	855	925,655
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	2,972	2,943,933
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,116	1,202,779
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	3,478	3,718,500
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	4,525	4,695,009
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	1,384	1,374,331
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	2,031	2,079,202
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	2,335	2,447,297
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,786	2,772,846
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	667	719,539
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	72	77,621
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	10	10,206
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	157	154,177
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	3,633	3,609,013
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	2,992	3,054,232
Series 2014-2, Class B, 5.44%, 7/20/44(1)	169	173,470
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	123	125,106
Sunnova Helios II Issuer, LLC, Series 2018-1A, Class B, 7.71%, 7/20/48(1)	868	871,981
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	3,510	3,547,842
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,952	3,136,062
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	1,785	1,914,510
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	790	783,183
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	2,179	2,304,435
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	2,500	2,569,456
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	808	813,639
Series 2018-B, Class C, 4.36%, 10/20/21(1)	1,875	1,911,093
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	1,406	1,419,018
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	1,535	1,573,973
Series 2019-A, Class B, 2.41%, 12/20/22(1)	3,270	3,358,236
Security	Principal Amount (000's omitted)	Value
Tesla Auto Lease Trust: (continued)
Series 2019-A, Class E, 5.48%, 5/22/23(1)	$1,545	$ 1,632,569
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	1,000	1,006,241
Series 2020-A, Class C, 1.68%, 2/20/24(1)	2,000	2,029,890
Series 2020-A, Class D, 2.33%, 2/20/24(1)	1,695	1,737,114
Series 2020-A, Class E, 4.64%, 8/20/24(1)	973	1,020,225
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,440	1,583,992
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,285	5,457,650
Total Asset-Backed Securities (identified cost $80,624,819)		$ 82,970,546

Commercial Mortgage-Backed Securities — 9.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 4,389,951
Series KG03, Class A2, 1.297%, 6/25/30(2)	1,360	1,365,688
Series KG04, Class A1, 0.845%, 6/25/30	3,837	3,834,760
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.801%, 2/25/27(2)	299	308,608
Series 2017-M13, Class A2, 2.939%, 9/25/27(2)	4,150	4,708,228
Series 2018-M4, Class A2, 3.045%, 3/25/28(2)	8,802	10,047,321
Series 2018-M8, Class A2, 3.325%, 6/25/28(2)	923	1,067,029
Series 2018-M13, Class A2, 3.697%, 9/25/30(2)	2,420	2,930,591
Series 2019-M1, Class A2, 3.555%, 9/25/28(2)	6,805	8,048,505
Series 2019-M9, Class A2, 2.937%, 4/25/29	6,455	7,315,603
Series 2019-M22, Class A2, 2.522%, 8/25/29	12,893	14,303,441
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	8,655,763
Series 2020-M20, Class A2, 1.435%, 10/25/29	4,250	4,373,329
Total Commercial Mortgage-Backed Securities (identified cost $66,363,586)		$71,348,817

Common Stocks — 0.3%

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.3%
NextEra Energy Partners, L.P.	38,000	$ 2,547,900
Total Common Stocks (identified cost $2,431,875)		$ 2,547,900

Calvert
Green Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 58.0%

Security	Principal Amount (000's omitted)*		Value
Basic Materials — 1.0%
LG Chem, Ltd.:
3.25%, 10/15/24(1)		1,550	$ 1,678,492
3.625%, 4/15/29(1)		5,125	5,785,830
			$ 7,464,322
Communications — 1.4%
Verizon Communications, Inc.:
1.50%, 9/18/30		8,984	$ 8,849,466
3.875%, 2/8/29		1,480	1,743,706
			$10,593,172
Consumer, Cyclical — 1.0%
Aptiv PLC, 5.40%, 3/15/49		1,000	$1,249,385
Tesla, Inc., 5.30%, 8/15/25(1)		4,696	4,901,450
Toyota Motor Credit Corp., 2.15%, 2/13/30		1,500	1,611,937
			$7,762,772
Consumer, Non-cyclical — 3.9%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$3,479,542
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29		2,345	2,540,133
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,365,650
Koninklijke Philips NV, 0.50%, 5/22/26(3)	EUR	11,650	14,704,164
PepsiCo, Inc., 2.875%, 10/15/49		6,700	7,505,063
			$29,594,552
Energy — 2.7%
Hanwha Energy USA Holdings Corp., 2.375%, 7/30/22(1)		2,500	$2,571,423
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		15,679	16,811,181
5.00%, 1/31/28(1)		867	975,830
			$20,358,434
Financial — 22.3%
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24		2,364	$2,603,904
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(4)		6,888	7,345,531
3.499% to 5/17/21, 5/17/22(4)		7,282	7,368,503
Bank of Nova Scotia (The), 2.375%, 1/18/23		6,600	6,876,402
Boston Properties, L.P., 3.40%, 6/21/29		3,700	4,134,155
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25(5)		6,000	6,088,821
Citigroup, Inc.:
0.50%, 1/29/22(3)	EUR	14,064	17,342,447
1.678% to 5/15/23, 5/15/24(4)		7,075	7,291,815
Security	Principal Amount (000's omitted)*		Value
Financial (continued)
Commonwealth Bank of Australia, 3.25%, 3/31/22	AUD	2,020	$ 1,616,765
DBS Group Holdings Ltd., 0.835%, (3 mo. USD LIBOR + 0.62%), 7/25/22(1)(6)		3,640	3,660,814
Digital Dutch Finco BV, 1.50%, 3/15/30(3)	EUR	1,500	1,981,492
Digital Euro Finco LLC, 2.50%, 1/16/26(3)	EUR	8,700	11,852,795
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(1)		4,312	4,495,260
5.25%, 7/15/24(1)		13,000	13,545,740
6.00%, 4/15/25(1)		76	81,415
ING Groep NV:
1.40% to 7/1/25, 7/1/26(1)(4)		7,600	7,734,509
4.625%, 1/6/26(1)		2,175	2,561,024
JPMorgan Chase & Co., 0.653% to 9/16/23, 9/16/24(4)		10,500	10,557,676
Kimco Realty Corp., 2.70%, 10/1/30(5)		2,500	2,696,206
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)		5,200	5,271,304
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23		1,100	1,161,395
National Australia Bank, Ltd., 3.625%, 6/20/23		2,867	3,098,832
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24		8,500	9,036,689
Prologis Euro Finance, LLC, 0.375%, 2/6/28	EUR	6,700	8,381,489
Prologis, L.P., 1.25%, 10/15/30		4,114	4,076,929
Prudential Financial, Inc., 1.50%, 3/10/26		2,000	2,076,699
Regency Centers, L.P., 3.75%, 6/15/24		2,000	2,137,227
Royal Bank of Canada, 0.25%, 5/2/24(3)	EUR	8,600	10,659,119
Welltower, Inc., 2.70%, 2/15/27		4,000	4,409,871
			$170,144,828
Government - Multinational — 4.4%
Asian Development Bank:
1.875%, 8/10/22		1,500	$1,540,709
2.125%, 3/19/25		750	805,434
2.375%, 8/10/27		750	830,495
3.125%, 9/26/28		800	938,414
European Bank for Reconstruction & Development, 1.625%, 9/27/24		2,635	2,763,130
European Investment Bank:
1.00%, 11/14/42(3)	EUR	3,400	5,139,744
2.375%, 5/24/27		3,965	4,383,974
2.50%, 10/15/24		1,000	1,083,790
International Bank for Reconstruction & Development:
0.625%, 11/22/27	EUR	3,550	4,648,825
2.125%, 3/3/25		4,000	4,285,683
3.125%, 11/20/25		4,150	4,686,733
International Finance Corp., 2.125%, 4/7/26		1,547	1,682,302
Nordic Investment Bank, 2.25%, 9/30/21		950	964,908
			$33,754,141

Calvert
Green Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Industrial — 3.0%
Johnson Controls International plc/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		5,000	$ 5,105,141
Owens Corning, 3.95%, 8/15/29		11,132	12,846,238
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,585,754
2.25%, 1/30/31		1,571	1,655,768
			$ 23,192,901
Technology — 3.2%
Apple, Inc., 0.50%, 11/15/31	EUR	17,238	$ 22,138,068
NXP B.V./NXP Funding, LLC NXP USA, Inc., 3.40%, 5/1/30(1)		1,911	2,170,246
			$24,308,314
Utilities — 15.1%
AES Corp. (The), 2.45%, 1/15/31(1)		18,302	$18,554,237
Avangrid, Inc.:
3.15%, 12/1/24		3,953	4,312,730
3.80%, 6/1/29		8,100	9,298,678
Brookfield Renewable Partners ULC, 3.33%, 8/13/50	CAD	4,000	3,244,214
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)		3,047	3,270,772
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30		1,833	2,102,687
Enel Finance International NV:
1.00%, 9/16/24(3)	EUR	4,250	5,412,351
1.125%, 9/16/26(3)	EUR	4,100	5,347,583
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		12,994	13,081,747
MidAmerican Energy Co.:
3.15%, 4/15/50		1,350	1,554,632
3.65%, 8/1/48		4,490	5,500,028
4.25%, 7/15/49		2,390	3,209,036
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)		257	275,311
4.50%, 9/15/27(1)		4,782	5,364,304
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		3,782	3,900,679
Northern States Power Co., 2.60%, 6/1/51		6,100	6,468,904
NSTAR Electric Co., 3.25%, 5/15/29(5)		3,000	3,451,862
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		9,032	9,545,405
Public Service Co. of Colorado:
3.20%, 3/1/50		5,000	5,797,719
4.10%, 6/15/48		1,000	1,300,442
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)		1,595	1,636,566
Security	Principal Amount (000's omitted)*	Value
Utilities (continued)
Tucson Electric Power Co., 1.50%, 8/1/30	2,500	$ 2,477,556
		$115,107,443
Total Corporate Bonds (identified cost $413,754,918)		$442,280,879

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(7)(8)	$1,700	$ 1,638,766
Total High Social Impact Investments (identified cost $1,700,000)		$ 1,638,766

Preferred Stocks — 0.8%

Security	Shares	Value
Real Estate Management & Development — 0.8%
Brookfield Property Partners, L.P.:
Series A, 5.75%	92,000	$ 1,968,800
Series A2, 6.375%	169,100	3,921,429
Total Preferred Stocks (identified cost $6,575,394)		$ 5,890,229

Sovereign Government Bonds — 10.5%

Security	Principal Amount (000's omitted)*		Value
Canada — 1.5%
Province of Ontario Canada:
1.95%, 1/27/23	CAD	3,200	$ 2,599,368
2.65%, 2/5/25	CAD	5,000	4,257,562
South Coast British Columbia Transportation Authority, 2.65%, 10/29/50	CAD	5,490	4,627,489
			$ 11,484,419
Finland — 1.1%
Kuntarahoitus Oyj, 1.375%, 9/21/21(1)		3,500	$ 3,528,322
Municipality Finance PLC, 0.05%, 9/6/29(3)	EUR	3,750	4,737,484
			$8,265,806

Calvert
Green Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
France — 4.9%
French Republic Government Bond OAT, 1.75%, 6/25/39(1)(3)	EUR	23,290	$ 37,610,577
			$ 37,610,577
Germany — 1.2%
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30		3,034	$ 2,968,645
1.75%, 9/14/29		2,200	2,354,995
2.00%, 9/29/22		3,965	4,091,263
			$ 9,414,903
Netherlands — 0.8%
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)		2,400	$2,366,736
2.125%, 11/15/21(1)		1,280	1,301,155
2.375%, 3/24/26(1)		1,700	1,856,343
3.125%, 12/5/22(1)		500	527,762
			$6,051,996
Sweden — 1.0%
Sweden Government International Bond, 0.125%, 9/9/30(1)	SEK	61,500	$7,579,937
			$7,579,937
Total Sovereign Government Bonds (identified cost $73,506,915)			$80,407,638

Taxable Municipal Obligations — 3.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.2%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 9,571,254
		$ 9,571,254
Water and Sewer — 2.4%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 2,482,016
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(9)	150	181,067
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	620	653,970
2.184%, 9/1/31	500	517,135
2.264%, 9/1/32	445	458,657
2.344%, 9/1/33	1,445	1,492,555
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44(9)	605	982,205
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	$10,705	$ 11,435,937
		$ 18,203,542
Total Taxable Municipal Obligations (identified cost $24,916,163)		$ 27,774,796

U.S. Government Agencies and Instrumentalities — 1.6%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$4,342	$ 4,589,051
2.36%, 10/15/29	2,813	3,031,446
3.16%, 6/1/33	171	197,722
3.22%, 9/15/29	690	771,589
3.52%, 9/20/32	3,189	3,672,366
Total U.S. Government Agencies and Instrumentalities (identified cost $11,204,917)		$ 12,262,174

U.S. Government Agency Mortgage-Backed Securities — 0.6%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Pool #AN1879, 2.65%, 6/1/26	$1,843	$ 2,011,550
Pool #AN1909, 2.68%, 7/1/26	2,000	2,189,458
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,896,457)		$ 4,201,008

U.S. Treasury Obligations — 0.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 1.625%, 11/15/50	$3,666	$ 3,645,093
Total U.S. Treasury Obligations (identified cost $3,714,437)		$ 3,645,093

Calvert
Green Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 2.4%
Other — 2.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(10)	17,690,304	$ 17,692,073
Total Other (identified cost $17,692,073)		$ 17,692,073
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(11)	333,185	$ 333,185
Total Securities Lending Collateral (identified cost $333,185)		$ 333,185
Total Short-Term Investments (identified cost $18,025,258)		$ 18,025,258
Total Investments — 98.7% (identified cost $706,714,739)		$752,993,104
Other Assets, Less Liabilities — 1.3%		$ 10,139,273
Net Assets — 100.0%		$763,132,377

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $265,614,917 or 34.8% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2020.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of these securities is $114,787,756 or 15.0% of the Fund's net assets.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $5,771,650 and the total market value of the collateral received by the Fund was $6,003,088, comprised of cash of $333,185 and U.S. government and/or agencies securities of $5,669,903.
(6)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2020.
(7)	Affiliated company.
(8)	Restricted security. Total market value of restricted securities amounts to $1,638,766, which represents 0.2% of the net assets of the Fund as of December 31, 2020.
(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(10)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(11)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	73.9%
Canada	5.1
France	5.0
Netherlands	4.4
Other (less than 3.0% each)	11.6
Total	100.0%

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,578,314	AUD	2,144,812	State Street Bank and Trust Company	2/26/21	$ —	$(76,017)
USD	13,897,714	CAD	18,097,356	State Street Bank and Trust Company	2/26/21	—	(322,021)
USD	2,934,829	EUR	2,386,728	State Street Bank and Trust Company	2/26/21	15,568	—
USD	12,608,321	EUR	10,566,655	State Street Bank and Trust Company	2/26/21	—	(315,993)

Calvert
Green Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts — continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	131,349,929	EUR	110,314,906	State Street Bank and Trust Company	2/26/21	$ —	$(3,578,714)
USD	7,211,860	SEK	61,714,020	State Street Bank and Trust Company	2/26/21	—	(293,328)
						$15,568	$(4,586,073)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	35	Long	3/31/21	$7,734,180	$7,598
U.S. 5-Year Treasury Note	304	Long	3/31/21	38,353,875	2,493
U.S. Long Treasury Bond	(110)	Short	3/22/21	(19,050,625)	159,857
U.S. Ultra 10-Year Treasury Note	(296)	Short	3/22/21	(46,282,375)	114,336
U.S. Ultra-Long Treasury Bond	(1)	Short	3/22/21	(213,563)	2,959
					$287,243
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,700,000

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
SEK	– Swedish Krona
USD	– United States Dollar
At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2020, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended December 31, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At December 31, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $19,330,839, which represents 2.5% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:

Calvert
Green Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$1,189,991	$ —	$ (1,196,055)	$ —	$ 6,064	$ —	$ 3,738	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	1,700,000	—	—	(61,234)	1,638,766	1,133	1,700,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	3,019,064	88,362,213	(73,689,204)	—	—	17,692,073	7,422	17,690,304
Totals				$ —	$(55,170)	$19,330,839	$12,293

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$82,970,546	$—	$82,970,546
Commercial Mortgage-Backed Securities	—	71,348,817	—	71,348,817
Common Stocks	2,547,900	—	—	2,547,900
Corporate Bonds	—	442,280,879	—	442,280,879
High Social Impact Investments	—	1,638,766	—	1,638,766
Preferred Stocks	5,890,229	—	—	5,890,229
Sovereign Government Bonds	—	80,407,638	—	80,407,638
Taxable Municipal Obligations	—	27,774,796	—	27,774,796
U.S. Government Agencies and Instrumentalities	—	12,262,174	—	12,262,174
U.S. Government Agency Mortgage-Backed Securities	—	4,201,008	—	4,201,008
U.S. Treasury Obligations	—	3,645,093	—	3,645,093
Short-Term Investments:
Other	—	17,692,073	—	17,692,073
Securities Lending Collateral	333,185	—	—	333,185
Total Investments	$8,771,314	$744,221,790	$ —	$752,993,104
Forward Foreign Currency Exchange Contracts	$ —	$15,568	$ —	$15,568
Futures Contracts	287,243	—	—	287,243
Total	$9,058,557	$744,237,358	$ —	$753,295,915
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(4,586,073)	$ —	$(4,586,073)
Total	$ —	$(4,586,073)	$ —	$(4,586,073)

Calvert
Green Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.